Document And Entity Information	Aug. 15, 2019	Aug. 14, 2019
Document Information [Line Items]
Entity Registrant Name	Kimco Realty Corporation
Document Type	8-K
Document Period End Date	Aug. 15, 2019
Entity Incorporation, State or Country Code	MD
Entity File Number	001-10899
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	3333 New Hyde Park Road Suite 100
Entity Address, City or Town	New Hyde Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000879101
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		KIM
Security Exchange Name		NYSE
ClassICumulativeRedeemablePreferredStock6000 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		6.000% Class I Cumulative Redeemable, Preferred Stock
Trading Symbol		KIMprI
Security Exchange Name		NYSE
ClassJCumulativeRedeemablePreferredStock5500 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		5.500% Class J Cumulative Redeemable, Preferred Stock
Trading Symbol		KIMprJ
Security Exchange Name		NYSE
ClassKCumulativeRedeemablePreferredStock5625 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		5.625% Class K Cumulative Redeemable, Preferred Stock
Trading Symbol		KIMprK
Security Exchange Name		NYSE
ClassLCumulativeRedeemablePreferredStock5125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		5.125% Class L Cumulative Redeemable, Preferred Stock
Trading Symbol		KIMprL
Security Exchange Name		NYSE
ClassMCumulativeRedeemablePreferredStock5250 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		5.250% Class M Cumulative Redeemable, Preferred Stock
Trading Symbol		KIMprM
Security Exchange Name		NYSE